ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2024. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis:

AS AT DEC. 31, 2024 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity and Other	Total
Cash and cash equivalents	$553	$393	$4	$950
Accounts receivable and other	443	283	50	776
Other financial assets	345	294	10	649
Assets classified as held for sale	861	270	—	1,131
Property, plant and equipment	7,439	4,141	77	11,657
Intangible assets	—	1,580	52	1,632
Goodwill	3,556	294	49	3,899
Deferred income tax assets	60	—	—	60
Total assets	13,257	7,255	242	20,754
Less:
Accounts payable and other	(1,137)	(2,677)	(41)	(3,855)
Liabilities associated with assets classified as held for sale	(340)	(70)	—	(410)
Non-recourse borrowings	(4,736)	(478)	(14)	(5,228)
Deferred income tax liabilities	(437)	(454)	(10)	(901)
Non-controlling interests[1]	(3,015)	—	(4)	(3,019)
	(9,665)	(3,679)	(69)	(13,413)
Net assets acquired[2]	$3,592	$3,576	$173	$7,341
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired is typically equal to total consideration. Total consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of material business combinations that occurred in 2024. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Renewable Power and Transition	Infrastructure
AS AT DEC. 31, 2024 (MILLIONS)	Neoen	ATC India	Cyxtera
Cash and cash equivalents	$544	$368	$14
Accounts receivable and other	417	136	140
Other financial assets	345	279	—
Assets classified as held for sale	861	—	270
Property, plant and equipment	7,185	1,785	2,356
Intangible assets	—	582	379
Goodwill	3,531	294	—
Deferred income tax assets	60	—	—
Total assets	12,943	3,444	3,159
Less:
Accounts payable and other	(1,123)	(1,122)	(1,503)
Liabilities associated with assets classified as held for sale	(340)	—	(70)
Non-recourse borrowings	(4,611)	(119)	—
Deferred income tax liabilities	(423)	(162)	(229)
Non-controlling interests[1]	(3,005)	—	—
	(9,502)	(1,403)	(1,802)
Net assets acquired[2]	$3,441	$2,041	$1,357
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired is typically equal to total consideration. Total consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of business combinations that occurred in 2023. No material changes were made to those allocations disclosed in the 2023 consolidated financial statements.

AS AT DEC. 31, 2023 (MILLIONS)	Infrastructure	Renewable Power and Transition	Private Equity and Other	Total
Cash and cash equivalents	$921	$228	$22	$1,171
Accounts receivable and other	1,475	585	10	2,070
Other financial assets	1,519	47	1	1,567
Assets classified as held for sale	—	293	—	293
Investment properties	3,244	—	—	3,244
Property, plant and equipment	8,964	7,200	240	16,404
Intangible assets	4,020	8	83	4,111
Goodwill	5,334	1,674	203	7,211
Deferred income tax assets	—	97	—	97
Total assets	25,477	10,132	559	36,168
Less:
Accounts payable and other	(1,500)	(1,944)	(46)	(3,490)
Liabilities associated with assets classified as held for sale	—	(138)	—	(138)
Non-recourse borrowings	(9,084)	(2,868)	—	(11,952)
Deferred income tax liabilities	(1,558)	(333)	(47)	(1,938)
Non-controlling interests[1]	—	(414)	(1)	(415)
Preferred equity	(641)	—	—	(641)
	(12,783)	(5,697)	(94)	(18,574)
Net assets acquired[2]	$12,694	$4,435	$465	$17,594
1.Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition.
2.Net assets acquired is typically equal to total consideration. Total consideration includes amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of material business combinations that occurred in 2023. No material changes were made to those allocations disclosed in the 2023 consolidated financial statements.